Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.81%	(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ 3,203,614	$ (87,971)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.55%	0.71%
Net Unrealized Appreciation/(Depreciation)	$ 2,903,341	$ 1,144,023
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.26%	(0.77%)
Net Unrealized Appreciation/(Depreciation)	$ 300,273	$ (1,231,994)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.62%	0.42%
Net Unrealized Appreciation/(Depreciation)	$ 2,980,951	$ 677,368
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.12%	0.15%
Net Unrealized Appreciation/(Depreciation)	$ 138,030	$ 240,490
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.51%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 581,390	$ 17,302
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.32%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 357,274	$ (60,781)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 2,242	$ 2,016
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.04%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 40,109	$ 289
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 33,031
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 17,500
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.23%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 264,392	$ (63,086)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ (260)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.93%	0.25%
Net Unrealized Appreciation/(Depreciation)	$ 1,059,925	$ 394,440
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 56,726	$ 14,560
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.69%	0.04%
Net Unrealized Appreciation/(Depreciation)	$ 787,606	$ 71,617
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.43%	1.86%
Net Unrealized Appreciation/(Depreciation)	$ 1,637,406	$ 2,978,285
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.07%)	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (77,610)	$ 466,655
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.08%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 95,700	$ 78,750
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.05%)	(0.13%)
Net Unrealized Appreciation/(Depreciation)	$ (55,413)	$ (209,775)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (4,183)	$ 473,437
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 5,484
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.29%
Net Unrealized Appreciation/(Depreciation)		$ 467,953
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (1,230)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.19%)	(0.05%)
Net Unrealized Appreciation/(Depreciation)	$ (216,397)	$ (86,298)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ (19,818)	$ (14,696)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.11%	0.14%
Net Unrealized Appreciation/(Depreciation)	$ 123,731	$ 225,237
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.17%)	(2.63%)
Net Unrealized Appreciation/(Depreciation)	$ (1,337,133)	$ (4,210,279)